united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23435

Zacks Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street Suite 4350, Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-265-9359

Date of fiscal year end:	11/30

Date of reporting period:	11/30/24

Item 1. Reports to Stockholders.

(a)

Zacks Earnings Consistent Portfolio ETF

(ZECP) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Zacks Earnings Consistent Portfolio ETF for the period of February 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Earnings Consistent Portfolio ETF	$49	0.55%

How did the Fund perform during the reporting period?

During the fiscal period from February 1, 2024, to November 30, 2024, the Zacks Earnings Consistent ETF (ZECP) delivered a return of 21.23%, compared to the benchmark Russell 3000 Index, which returned 26.31%. This underperformance was primarily driven by the selection model. The largest contributor to the fund's performance was the financial services sector, which had a portfolio weight of 17.92% and delivered a return of 6.49%. Conversely, the healthcare sector was the largest detractor, with a weight of 17.54% and a sector return of 1.67%. Additionally, the absence of Tesla and Nvidia in the portfolio further weighed on performance.

ZECP is designed to invest in companies expected to exhibit consistent earnings growth over time. Our strategy emphasizes companies with a history of stable and predictable earnings growth across various economic cycles, as such companies often possess competitive advantages.

Given its investment mandate, which focuses on earnings consistency factors, ZECP typically underperforms during bullish or upward-trending markets. However, companies with stable earnings provide significant downside protection during market downturns or periods of heightened volatility. These companies offer resilience and stability, helping cushion the portfolio against substantial losses due to their ability to navigate adverse market conditions effectively.

While recent market conditions have been marked by extended periods of positive performance, such stretches often lead to increased volatility. For this reason, we view ZECP as a valuable core holding in any portfolio. We believe that maintaining a focus on quality companies with stable and predictable earnings will help smooth returns over time and mitigate risk during volatile market periods.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Zacks Earnings Consistent Portfolio ETF - NAV
Russell 3000® Total Return Index
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,733
$13,112
08/23/21
11/30/21
11/30/22
11/30/23
11/30/24

	Zacks Earnings Consistent Portfolio ETF - NAV	Russell 3000® Total Return Index
08/23/21	$10,000	$10,000
11/30/21	$10,092	$10,167
11/30/22	$9,759	$9,068
11/30/23	$10,284	$10,212
11/30/24	$13,112	$13,733

Average Annual Total Returns

	For the period February 1, 2024 to November 30, 2024	1 Year	Since Inception (August 23, 2021)
Zacks Earnings Consistent Portfolio ETF - NAV	21.23%	27.49%	8.64%
Russell 3000® Total Return Index	26.31%	34.49%	10.18%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$203,055,833
Number of Portfolio Holdings	61
Advisory Fee (net of waivers)	$390,630
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
26.4%
Financials
17.5%
Health Care
15.5%
Consumer Discretionary
9.2%
Consumer Staples
8.9%
Industrials
8.7%
Communications
6.6%
Utilities
4.5%
Real Estate
1.6%
Other Assets in Excess of Liabilities
1.1%

Value	Value
Other Assets in Excess of Liabilities	1.1%
Real Estate	1.6%
Utilities	4.5%
Communications	6.6%
Industrials	8.7%
Consumer Staples	8.9%
Consumer Discretionary	9.2%
Health Care	15.5%
Financials	17.5%
Technology	26.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.3%
Microsoft Corporation	5.6%
Alphabet, Inc., Class A	4.3%
UnitedHealth Group, Inc.	2.9%
JPMorgan Chase & Company	2.8%
Procter & Gamble Company (The)	2.7%
Caterpillar, Inc.	2.7%
Walmart, Inc.	2.6%
American Express Company	2.6%
Home Depot, Inc. (The)	2.6%

Material Fund Changes

Effective February 1, 2024, ZECP has changed its fiscal year-end from January 31 to November 30 for operational efficiencies.

Zacks Earnings Consistent Portfolio ETF

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks Earnings Consistent Portfolio ETF for the period of February 1, 2024 to November 30, 2024. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507. This report describes changes to the Fund that occurred during the reporting period.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-ZECP

Zacks Small/Mid Cap ETF

(SMIZ) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2024

Fund Overview

This annual shareholder report contains important information about Zacks Small/Mid Cap ETF for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Small/Mid Cap ETF	$60	0.55%

How did the Fund perform during the reporting period?

From December 1, 2023, to November 30, 2024, the Zacks Small/Mid-Cap ETF (SMIZ) achieved a strong return of +39.88%, significantly outperforming the benchmark Russell 2500 Index, which returned +34.10% during the same period. The +5.78% outperformance was primarily driven by the selection effect.

The Technology sector was the top contributor to SMIZ’s performance, delivering a remarkable return of +56.41%. The fund's Technology sector allocation was 14.69%, compared to 8.52% in the Russell 2500 Index. This combination of strategic overweighting and effective stock selection added +5.73% to SMIZ’s active return against the benchmark.

SMIZ focuses on investing in companies expected to benefit from upward earnings estimate revisions. During the fiscal year, our proprietary earnings estimate revision model performed exceptionally well, driving significant outperformance. In a market driven by expanding price-to-earnings (P/E) multiples, companies with upward earnings revisions often outperform as the market rewards projected growth. SMIZ benefited substantially from this dynamic.

The portfolio currently includes approximately 200 companies, evenly split between small-cap and mid-cap stocks. Historically, small- and mid-cap stocks trade at a larger discount compared to large-cap stocks, even though many exhibit comparable profit and free cash flow margins. Over the past decade, small- and mid-cap companies have grown earnings faster on average than large-cap peers, yet their stock price appreciation has lagged.

We believe this valuation disparity, coupled with SMIZ’s targeted investment approach, positions the fund for strong growth in the future. As a result, SMIZ represents a valuable addition to any balanced portfolio.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Zacks Small/Mid Cap ETF - NAV
Russell 3000® Index
Russell 2500® Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,626
$14,337
$13,926
10/02/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24

	Zacks Small/Mid Cap ETF - NAV	Russell 3000® Index	Russell 2500® Index
10/02/23	$10,000	$10,000	$10,000
10/31/23	$9,556	$9,751	$9,527
11/30/23	$10,456	$10,660	$10,384
12/31/23	$11,428	$11,226	$11,497
01/31/24	$11,328	$11,350	$11,197
02/29/24	$12,217	$11,965	$11,806
03/31/24	$12,657	$12,351	$12,293
04/30/24	$11,844	$11,807	$11,469
05/31/24	$12,281	$12,365	$11,946
06/30/24	$12,213	$12,748	$11,767
07/31/24	$12,917	$12,985	$12,642
08/31/24	$12,905	$13,267	$12,609
09/30/24	$13,277	$13,542	$12,797
10/31/24	$13,257	$13,442	$12,678
11/30/24	$14,626	$14,337	$13,926

Average Annual Total Returns

	1 Year	Since Inception (October 2, 2023)
Zacks Small/Mid Cap ETF - NAV	39.88%	38.73%
Russell 3000® Index	34.49%	36.36%
Russell 2500® Index	34.10%	32.99%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$97,755,244
Number of Portfolio Holdings	197
Advisory Fee (net of waivers)	$59,628
Portfolio Turnover	103%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 24.4%
Technology 18.3%
Industrials 12.7%
Health Care 10.7%
Consumer Discretionary 10.3%
Materials 5.6%
Real Estate 4.6%
Energy 3.2%
Communications 3.2%
Utilities 3.1%
Consumer Staples 2.3%
Other Assets in Excess of Liabilities 1.6%

Value	Value
Other Assets in Excess of Liabilities	1.6%
Consumer Staples	2.3%
Utilities	3.1%
Communications	3.2%
Energy	3.2%
Real Estate	4.6%
Materials	5.6%
Consumer Discretionary	10.3%
Health Care	10.7%
Industrials	12.7%
Technology	18.3%
Financials	24.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EMCOR Group, Inc.	1.7%
BellRing Brands, Inc.	1.2%
IonQ, Inc.	1.2%
Sylvamo Corporation	1.1%
Mercury General Corporation	1.1%
ProAssurance Corporation	1.1%
Northern Trust Corporation	1.0%
Datadog, Inc., Class A	1.0%
Insulet Corporation	1.0%
ChoiceOne Financial Services, Inc.	1.0%

Material Fund Changes

No material changes occurred during the year ended November 30, 2024.

Zacks Small/Mid Cap ETF

Annual Shareholder Report - November 30, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks Small/Mid Cap ETF for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113024-SMIZ

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Stuart Kaufman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stuart Kaufman is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Audit Fees
2024 - $27,500
2023 - $14,500

(b)	Audit-Related Fees - There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

2024 – None
2023 – None

(c)	Tax Fees The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 - $6,000
2023 - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were:

2024 – None
2023 – None

(e)	(1)	Audit Committee’s Pre-Approval Policies

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(2)	Percentages of Services Approved by the Audit Committee - There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	2024	2023
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2024 - $6,000
2023 - $3,000

(h)	The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are attached herewith.

Zacks Earnings Consistent Portfolio ETF
(ZECP)

Zacks Small/Mid Cap ETF
(SMIZ)

Annual Financial Statements and Additional Information

November 30, 2024

1-855-813-3507

www.ZacksETFs.com

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9%
	AEROSPACE & DEFENSE - 2.2%
6,329	General Dynamics Corporation	$1,797,499
22,194	RTX Corporation	2,703,895
		4,501,394
	ASSET MANAGEMENT - 2.9%
6,958	Ameriprise Financial, Inc.	3,993,683
1,765	Blackrock, Inc.	1,805,242
		5,798,925
	BANKING - 5.3%
22,739	JPMorgan Chase & Company	5,678,383
11,170	PNC Financial Services Group, Inc. (The)	2,398,422
58,044	Truist Financial Corporation	2,767,538
		10,844,343
	BEVERAGES - 1.6%
19,638	PepsiCo, Inc.	3,209,831

	BIOTECH & PHARMA - 6.2%
8,233	Amgen, Inc.	2,328,869
24,737	Bristol-Myers Squibb Company	1,464,925
5,650	Eli Lilly & Company	4,493,728
16,826	Johnson & Johnson	2,608,198
14,906	Merck & Company, Inc.	1,515,046
		12,410,766
	CAPITAL MARKETS - 0.5%
11,083	Nasdaq, Inc.	919,778

	COMMERCIAL SUPPORT SERVICES - 3.8%
18,692	Cintas Corporation	4,220,467
15,973	Republic Services, Inc.	3,486,906
		7,707,373
	ELECTRIC UTILITIES - 3.5%
34,804	American Electric Power Company, Inc.	3,475,527
20,758	NextEra Energy, Inc.	1,633,032
23,407	Southern Company (The)	2,086,266
		7,194,825

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	FOOD - 1.2%
13,540	Hershey Company (The)	$2,384,800

	GAS & WATER UTILITIES - 1.0%
14,618	American Water Works Company, Inc.	2,001,789

	HEALTH CARE FACILITIES & SERVICES - 4.4%
12,344	Cardinal Health, Inc.	1,508,931
7,068	Labcorp Holdings, Inc.	1,704,519
9,467	UnitedHealth Group, Inc.	5,776,763
		8,990,213
	HOME CONSTRUCTION - 1.3%
19,439	PulteGroup, Inc.	2,629,514

	HOUSEHOLD PRODUCTS - 3.5%
14,415	Church & Dwight Company, Inc.	1,587,524
31,076	Procter & Gamble Company (The)	5,570,684
		7,158,208
	INDUSTRIAL REIT - 0.7%
11,841	Prologis, Inc.	1,382,792

	INSURANCE - 6.2%
30,350	Hartford Financial Services Group, Inc. (The)	3,742,459
17,813	Marsh & McLennan Companies, Inc.	4,154,526
32,552	MetLife, Inc.	2,872,063
30,762	W R Berkley Corporation	1,985,687
		12,754,735
	INTERNET MEDIA & SERVICES - 6.6%
51,592	Alphabet, Inc., Class A	8,716,469
5,282	Netflix, Inc.(a)	4,684,130
		13,400,599
	LEISURE FACILITIES & SERVICES - 4.2%
9,698	Marriott International, Inc., Class A	2,803,595
6,831	McDonald’s Corporation	2,022,044

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	LEISURE FACILITIES & SERVICES - 4.2% (Continued)
15,140	Royal Caribbean Cruises LTD.	$3,695,068
		8,520,707
	MACHINERY - 2.7%
13,346	Caterpillar, Inc.	5,419,944

	MEDICAL EQUIPMENT & DEVICES - 4.9%
18,274	Abbott Laboratories	2,170,403
24,959	Boston Scientific Corporation(a)	2,262,783
5,434	Danaher Corporation	1,302,475
5,732	Stryker Corporation	2,247,804
3,786	Thermo Fisher Scientific, Inc.	2,005,179
		9,988,644
	RESIDENTIAL REIT - 0.9%
11,199	Mid-America Apartment Communities, Inc.	1,838,428

	RETAIL - CONSUMER STAPLES - 2.6%
58,154	Walmart, Inc.	5,379,245

	RETAIL - DISCRETIONARY - 3.7%
12,275	Home Depot, Inc. (The)	5,267,571
17,618	TJX Companies, Inc. (The)	2,214,406
		7,481,977
	SEMICONDUCTORS - 2.6%
18,715	Applied Materials, Inc.	3,269,697
10,159	Texas Instruments, Inc.	2,042,264
		5,311,961
	SOFTWARE - 12.0%
8,652	Cadence Design Systems, Inc.(a)	2,654,520
3,672	Intuit, Inc.	2,356,433
26,959	Microsoft Corporation	11,416,058
16,459	Oracle Corporation	3,042,282
8,545	Synopsys, Inc.(a)	4,772,297
		24,241,590

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SPECIALTY FINANCE - 2.6%
17,332	American Express Company	$5,280,714

	TECHNOLOGY HARDWARE - 6.7%
53,735	Apple, Inc.	12,752,927
14,842	Cisco Systems, Inc.	878,795
		13,631,722
	TECHNOLOGY SERVICES - 5.1%
9,217	Accenture PLC, Class A	3,339,965
11,391	Fiserv, Inc.(a)	2,516,955
7,678	International Business Machines Corporation	1,746,054
5,550	Moody’s Corporation	2,774,889
		10,377,863

	TOTAL COMMON STOCKS (Cost $168,537,300)	200,762,680

	TOTAL INVESTMENTS - 98.9% (Cost $168,537,300)	$200,762,680
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	2,293,153
	NET ASSETS - 100.0%	$203,055,833

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4%
	ADVERTISING & MARKETING - 0.3%
2,981	Omnicom Group, Inc.	$312,468

	AEROSPACE & DEFENSE - 1.2%
1,082	L3Harris Technologies, Inc.	266,443
13,105	Leonardo DRS, Inc.(a)	455,660
4,440	Textron, Inc.	380,197
5,702	Virgin Galactic Holdings, Inc.(a)	41,625
		1,143,925
	ASSET MANAGEMENT - 2.3%
11,791	Janus Henderson Group plc	533,896
80,285	Kennedy-Wilson Holdings, Inc.	929,701
6,476	T Rowe Price Group, Inc.	801,988
		2,265,585
	BANKING - 9.2%
22,923	Alerus Financial Corporation	505,223
20,740	Bank of Marin Bancorp	524,307
25,123	ChoiceOne Financial Services, Inc.	941,609
4,680	City Holding Company	614,578
42,019	Colony Bankcorp, Inc.	740,795
12,674	Commerce Bancshares, Inc.	934,708
32,322	Financial Institutions, Inc.	877,866
39,974	Fulton Financial Corporation	862,639
6,360	Guaranty Bancshares, Inc.	234,175
8,648	Northrim BanCorp, Inc.	735,685
10,866	RBB Bancorp	259,263
18,530	Sierra Bancorp	583,139
16,113	Synovus Financial Corporation	919,569
5,509	Washington Trust Bancorp, Inc.	204,604
		8,938,160
	BEVERAGES - 0.4%
6,413	Molson Coors Beverage Company, Class B	397,991

	BIOTECH & PHARMA - 3.2%
46,654	ADMA Biologics, Inc.(a)	938,211

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	BIOTECH & PHARMA - 3.2% (Continued)
102,118	Allogene Therapeutics, Inc.(a)	$253,253
20,727	Arvinas, Inc.(a)	553,824
2,351	BioMarin Pharmaceutical, Inc.(a)	155,237
72,466	Heron Therapeutics, Inc.(a)	86,235
8,034	Janux Therapeutics, Inc.(a)	363,217
1,968	Krystal Biotech, Inc.(a)	388,523
1,935	TransMedics Group, Inc.(a)	167,784
2,549	Vaxcyte, Inc.(a)	240,473
		3,146,757
	CABLE & SATELLITE - 0.4%
15,668	Sirius XM Holdings, Inc.	422,253

	CAPITAL MARKETS - 0.4%
2,146	KKR & Company, Inc.	349,519

	CHEMICALS - 1.3%
6,144	International Flavors & Fragrances, Inc.	561,316
62,241	Perimeter Solutions, Inc.(a)	796,684
		1,358,000
	COMMERCIAL SUPPORT SERVICES - 0.3%
4,265	H&R Block, Inc.	252,829

	CONSTRUCTION MATERIALS - 0.4%
828	Carlisle Companies, Inc.	378,148

	CONSUMER SERVICES - 1.0%
16,109	Coursera, Inc.(a)	128,067
7,926	Stride, Inc.(a)	847,051
		975,118
	CONTAINERS & PACKAGING - 0.5%
1,818	Packaging Corporation of America	452,409

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.4%
2,675	ITT, Inc.	$417,621

	ELECTRIC UTILITIES - 1.3%
2,843	Constellation Energy Corporation	729,400
6,210	Edison International	544,928
		1,274,328
	ELECTRICAL EQUIPMENT - 3.3%
2,029	Acuity Brands, Inc.	650,680
7,107	Amphenol Corporation, Class A	516,324
2,782	Badger Meter, Inc.	603,193
1,186	Hubbell, Inc.	545,667
1,217	Powell Industries, Inc.	325,401
2,687	Watts Water Technologies, Inc., Class A	579,828
		3,221,093
	ENGINEERING & CONSTRUCTION - 2.9%
1,286	Comfort Systems USA, Inc.	634,345
3,288	EMCOR Group, Inc.	1,677,275
9,055	Fluor Corporation(a)	508,257
		2,819,877
	ENTERTAINMENT CONTENT - 0.6%
3,108	Take-Two Interactive Software, Inc.(a)	585,485

	FOOD - 1.6%
15,655	BellRing Brands, Inc.(a)	1,228,291
2,169	McCormick & Company, Inc.	170,071
8,881	Phibro Animal Health Corporation, Class A	207,549
		1,605,911
	FORESTRY, PAPER & WOOD PRODUCTS - 1.1%
11,880	Sylvamo Corporation	1,096,405

	GAS & WATER UTILITIES - 1.8%
1,859	American Water Works Company, Inc.	254,571
17,066	California Water Service Group	873,608

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	GAS & WATER UTILITIES - 1.8% (Continued)
17,673	NiSource, Inc.	$673,165
		1,801,344
	HEALTH CARE FACILITIES & SERVICES - 2.9%
2,028	Addus HomeCare Corporation(a)	249,120
5,685	HealthEquity, Inc.(a)	577,255
1,284	McKesson Corporation	806,994
1,854	Medpace Holdings, Inc.(a)	631,528
2,109	Tenet Healthcare Corporation(a)	300,912
1,292	Universal Health Services, Inc., Class B	264,860
		2,830,669
	HEALTH CARE REIT - 0.6%
14,201	Omega Healthcare Investors, Inc.	576,703

	HOME & OFFICE PRODUCTS - 0.2%
1,837	SharkNinja, Inc.(a)	184,710

	HOME CONSTRUCTION - 3.9%
4,776	AZEK Company, Inc. (The)(a)	253,701
3,339	Century Communities, Inc.	301,712
4,653	Green Brick Partners, Inc.(a)	332,503
4,377	KB Home	362,153
2,746	M/I Homes, Inc.(a)	453,172
3,834	PulteGroup, Inc.	518,625
9,677	Taylor Morrison Home Corporation(a)	714,841
4,783	Toll Brothers, Inc.	790,009
		3,726,716
	HOTEL REIT - 0.7%
43,190	Park Hotels & Resorts, Inc.	671,605

	HOUSEHOLD PRODUCTS - 0.3%
7,127	Edgewell Personal Care Company	260,706

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 0.6%
1,691	Valmont Industries, Inc.	$588,231

	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
1,596	Cboe Global Markets, Inc.	344,497
3,677	Interactive Brokers Group, Inc., Class A	702,638
9,232	Northern Trust Corporation	1,026,228
9,144	SEI Investments Company	755,569
		2,828,932
	INSURANCE - 6.5%
1,227	Aflac, Inc.	139,878
3,016	Arch Capital Group Ltd.	303,772
952	Assurant, Inc.	216,199
1,935	Axis Capital Holdings LTD.	180,032
1,770	Brown & Brown, Inc.	200,187
3,878	Cincinnati Financial Corporation	619,821
4,574	Hartford Financial Services Group, Inc. (The)	564,020
2,941	Kemper Corporation	210,252
13,493	Mercury General Corporation	1,065,406
1,522	Primerica, Inc.	460,786
62,260	ProAssurance Corporation(a)	1,040,987
11,667	Ryan Specialty Group Holdings, Inc.	879,692
6,563	Unum Group	504,695
		6,385,727
	INTERNET MEDIA & SERVICES - 1.2%
11,506	EverQuote, Inc.(a)	220,800
8,764	HealthStream, Inc.	290,088
13,840	Maplebear, Inc.(a)	604,393
		1,115,281
	LEISURE FACILITIES & SERVICES - 3.2%
2,019	Darden Restaurants, Inc. - Series T	355,889
22,793	Madison Square Garden Entertainment Corporation(a)	843,114
968	Madison Square Garden Sports Corporation(a)	222,592
19,342	Norwegian Cruise Line Holdings Ltd.(a)	520,106
35,795	ONE Group Hospitality, Inc. (The)(a)	126,356

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	LEISURE FACILITIES & SERVICES - 3.2% (Continued)
2,655	Royal Caribbean Cruises LTD.	$647,979
1,400	Wingstop, Inc.	460,278
		3,176,314
	MACHINERY - 1.8%
13,713	Flowserve Corporation	836,767
6,470	Hyster-Yale Materials Handling, Inc., Class A	363,873
5,646	Ingersoll Rand, Inc.	588,144
		1,788,784
	MEDICAL EQUIPMENT & DEVICES - 4.6%
3,614	Exact Sciences Corporation(a)	224,357
3,210	Haemonetics Corporation(a)	280,779
4,368	Hologic, Inc.(a)	347,256
4,128	ICU Medical, Inc.(a)	676,827
2,462	Illumina, Inc.(a)	354,897
1,251	Inspire Medical Systems, Inc.(a)	241,143
3,723	Insulet Corporation(a)	993,222
2,867	Masimo Corporation(a)	494,672
1,819	ResMed, Inc.	452,967
8,734	Veracyte, Inc.(a)	375,125
		4,441,245
	METALS & MINING - 1.4%
79,694	Energy Fuels Inc(a)	578,579
35,452	Hecla Mining Company	195,695
13,351	Peabody Energy Corporation	318,421
40,574	SSR Mining, Inc.	235,735
		1,328,430
	MORTGAGE FINANCE - 1.3%
31,310	Dynex Capital, Inc.	392,941
44,545	KKR Real Estate Finance Trust, Inc.	518,058
34,621	Two Harbors Investment Corporation	406,797
		1,317,796
	OIL & GAS PRODUCERS - 2.6%
3,824	Cheniere Energy, Inc.	856,614
1,695	Murphy USA, Inc.	928,521

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	OIL & GAS PRODUCERS - 2.6% (Continued)
13,276	Williams Companies, Inc. (The)	$776,912
		2,562,047
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
11,206	Valaris Ltd.(a)	517,605

	PUBLISHING & BROADCASTING - 0.2%
4,045	New York Times Company (The), Class A	219,482

	REAL ESTATE INVESTMENT TRUSTS - 0.4%
61,302	Claros Mortgage Trust, Inc.	416,241

	REAL ESTATE OWNERS & DEVELOPERS - 0.8%
8,027	Howard Hughes Holdings, Inc.(a)	696,262

	REAL ESTATE SERVICES - 0.3%
34,623	Redfin Corporation(a)	328,572

	RENEWABLE ENERGY - 0.1%
7,024	Sunrun, Inc.(a)	80,987

	RESIDENTIAL REIT - 0.4%
4,953	Centerspace	359,093

	RETAIL - DISCRETIONARY - 1.8%
3,639	Abercrombie & Fitch Company, Class A(a)	544,722
6,839	American Eagle Outfitters, Inc.	131,582
14,774	Gap, Inc. (The)	358,270
2,136	Ross Stores, Inc.	330,802
8,466	Urban Outfitters, Inc.(a)	412,548
		1,777,924
	RETAIL REIT - 0.8%
3,394	Alexander’s, Inc.	758,931

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SEMICONDUCTORS - 1.8%
12,263	Alpha & Omega Semiconductor Ltd.(a)	$508,547
12,676	Rambus, Inc.(a)	732,799
20,238	Veeco Instruments, Inc.(a)	564,033
		1,805,379
	SOFTWARE - 9.9%
4,588	Altair Engineering, Inc., Class A(a)	484,539
1,491	Appfolio, Inc., Class A(a)	378,341
6,664	Datadog, Inc., Class A(a)	1,017,926
3,859	DocuSign, Inc.(a)	307,524
1,234	Duolingo, Inc.(a)	429,765
36,002	Fastly, Inc.(a)	305,297
3,365	Fortinet, Inc.(a)	319,843
6,223	Gitlab, Inc.(a)	396,716
3,810	Guidewire Software, Inc.(a)	773,011
44,927	Health Catalyst, Inc.(a)	396,705
31,422	IonQ, Inc.(a)	1,146,904
4,143	Okta, Inc.(a)	321,331
3,588	Omnicell, Inc.(a)	167,165
8,002	Phreesia, Inc.(a)	168,282
2,140	Qualys, Inc.(a)	328,704
15,053	Sprout Social, Inc., Class A(a)	481,997
1,822	SPS Commerce, Inc.(a)	351,774
5,431	Twilio, Inc., Class A(a)	567,757
32,629	Weave Communications, Inc.(a)	446,038
75,528	Yext, Inc.(a)	623,861
2,509	Zoom Video Communications, Inc., Class A(a)	207,469
		9,620,949
	SPECIALTY FINANCE - 1.9%
10,021	MGIC Investment Corporation	263,151
2,789	Mr Cooper Group, Inc.(a)	275,191
18,943	Onity Group, Inc.(a)	584,770
43,855	SoFi Technologies, Inc.(a)	719,661
		1,842,773

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SPECIALTY REIT - 0.4%
30,283	Postal Realty Trust, Inc.	$429,110

	SPECIALTY REITS - 0.2%
1,766	Iron Mountain, Inc.	218,401

	STEEL - 0.8%
1,954	Carpenter Technology Corporation	379,154
7,683	Northwest Pipe Company(a)	430,748
		809,902
	TECHNOLOGY HARDWARE - 3.2%
2,183	Arista Networks, Inc.(a)	885,905
11,396	Corning, Inc.	554,643
7,141	NetApp, Inc.	875,772
895	Ubiquiti, Inc.	310,109
1,175	Zebra Technologies Corporation, Class A(a)	478,225
		3,104,654
	TECHNOLOGY SERVICES - 3.4%
2,585	Booz Allen Hamilton Holding Corporation	383,045
1,653	Coinbase Global, Inc., Class A(a)	489,618
6,796	EVERTEC, Inc.	244,656
2,824	ICF International, Inc.	391,322
2,435	Leidos Holdings, Inc.	402,749
23,008	Riot Blockchain, Inc.(a)	291,051
17,745	StoneCompany Ltd.(a)	168,223
3,266	TransUnion	331,499
49,705	Unisys Corporation(a)	396,646
710	Verisk Analytics, Inc.	208,889
		3,307,698
	TELECOMMUNICATIONS - 0.5%
16,112	Iridium Communications, Inc.	478,849

	TRANSPORTATION & LOGISTICS - 1.8%
3,628	CH Robinson Worldwide, Inc.	383,044
2,997	Expeditors International of Washington, Inc.	364,555

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	TRANSPORTATION & LOGISTICS - 1.8% (Continued)
3,070	Matson, Inc.	$470,263
5,584	United Airlines Holdings, Inc.(a)	540,699
		1,758,561
	TRANSPORTATION EQUIPMENT - 0.4%
2,077	Westinghouse Air Brake Technologies Corporation	416,688

	WHOLESALE - DISCRETIONARY - 0.2%
7,273	G-III Apparel Group Ltd.(a)	215,499

	TOTAL COMMON STOCKS (Cost $80,804,404)	96,162,682

	TOTAL INVESTMENTS - 98.4% (Cost $80,804,404)	$96,162,682
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	1,592,562
	NET ASSETS - 100.0%	$97,755,244

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Zacks ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2024

	Zacks Earnings Consistent Portfolio ETF	Zacks Small/Mid Cap ETF
ASSETS
Investment securities:
At cost	$168,537,300	$80,804,404
At fair value	$200,762,680	$96,162,682
Cash	2,266,883	1,711,541
Receivable for fund shares sold	1,610,584	913,614
Dividends receivable	290,165	45,540
TOTAL ASSETS	204,930,312	98,833,377

LIABILITIES
Payable for securities purchased	1,610,567	889,981
Investment advisory fees payable	131,435	47,330
Payable to related parties	36,218	31,134
Accrued expenses and other liabilities	96,259	109,688
TOTAL LIABILITIES	1,874,479	1,078,133
NET ASSETS	$203,055,833	$97,755,244

Net Assets Consist Of:
Paid in capital	$172,852,215	$80,963,360
Accumulated earnings	30,203,618	16,791,884
NET ASSETS	$203,055,833	$97,755,244

Net Asset Value Per Share:
Net Assets	$203,055,833	$97,755,244
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,304,000	2,675,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$32.21	$36.54

See accompanying notes which are an integral part of these financial statements.

Zacks ETFs
STATEMENTS OF OPERATIONS

	Zacks Earnings Consistent Portfolio ETF For the Period Ended November 30, 2024 *	Zacks Earnings Consistent Portfolio ETF For the Year Ended January 31, 2024	Zacks Small/Mid Cap ETF For the Year Ended November 30, 2024
INVESTMENT INCOME
Dividends	$1,799,890	$921,018	$630,807
Foreign withholding taxes	(388)	—	(40)
TOTAL INVESTMENT INCOME	1,799,502	921,018	630,767

EXPENSES
Investment advisory fees	526,186	242,986	219,474
Administrative services fees	85,390	64,040	38,645
Compliance officer fees	44,449	34,096	9,477
Audit fees	34,755	19,020	29,030
Legal fees	34,556	68,432	35,698
Custodian fees	16,133	29,927	44,483
Printing and postage expenses	14,772	13,143	14,516
Trustees fees and expenses	11,491	7,317	9,938
Transfer agent fees	9,258	11,421	11,249
Insurance expense	—	—	3,411
Other expenses	17,981	591	19,602
TOTAL EXPENSES	794,971	490,973	435,523
Fees Waived by the Advisor	(135,556)	(186,188)	(159,846)
NET EXPENSES	659,415	304,785	275,677
NET INVESTMENT INCOME	1,140,087	616,233	355,090

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(1,163,352)	(1,608,964)	1,087,921
Investments delivered in-kind	4,546,749	165,576	730,034
	3,383,397	(1,443,388)	1,817,955
Net change in unrealized appreciation on investments	23,892,765	8,764,876	15,209,740

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	27,276,162	7,321,488	17,027,695

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,416,249	$7,937,721	$17,382,785

*	For the period February 1, 2024 to November 30, 2024. Effective February 1, 2024, the Fund changed its fiscal year end. The previous fiscal year end of the Zacks Earnings Consistent Portfolio ETF was January 31, 2024. See Note 1.

See accompanying notes which are an integral part of these financial statements.

Zacks Earnings Consistent Portfolio ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The	For The
	Period Ended	Year Ended	Year Ended
	November 30, 2024 *	January 31, 2024	January 31, 2023
FROM OPERATIONS
Net investment income	$1,140,087	$616,233	$164,650
Net realized gain (loss) from security transactions	3,383,397	(1,443,388)	(409,067)
Net change in unrealized appreciation of investments	23,892,765	8,764,876	(368,516)
Net increase in net assets resulting from operations	28,416,249	7,937,721	(612,933)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	—	(579,145)	(164,525)
Net decrease in net assets resulting from distributions to shareholders	—	(579,145)	(164,525)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	99,669,739	61,740,809	12,420,784
Payments for shares redeemed:	(16,164,249)	(655,191)	(541,644)
Transaction fees (Note 7)	32,000	17,600	7,600
Net increase in net assets resulting from shares of beneficial interest	83,537,490	61,103,218	11,886,740

TOTAL INCREASE IN NET ASSETS	111,953,739	68,461,794	11,109,282

NET ASSETS
Beginning of Period	91,102,094	22,640,300	11,531,018
End of Period	$203,055,833	$91,102,094	$22,640,300

SHARE ACTIVITY
Shares sold	3,425,000	2,500,000	525,000
Shares redeemed	(550,000)	(25,000)	(25,000)
Net increase in shares of beneficial interest outstanding	2,875,000	2,475,000	500,000

*	For the period February 1, 2024 to November 30, 2024. Effective February 1, 2024, the Fund changed its fiscal year end. See Note 1.

See accompanying notes which are an integral part of these financial statements.

Zacks Small/Mid Cap ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Year Ended	Period Ended
	November 30, 2024	November 30, 2023 *
FROM OPERATIONS
Net investment income	$355,090	$3,855
Net realized gain (loss) from security transactions	1,817,955	(3,631)
Net change in unrealized appreciation of investments	15,209,740	148,538
Net increase in net assets resulting from operations	17,382,785	148,762

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(9,090)	—
Net decrease in net assets resulting from distributions to shareholders	(9,090)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	75,784,849	8,344,573
Payments for shares redeemed:	(3,923,435)	—
Transaction fees (Note 7)	24,400	2,400
Net increase in net assets resulting from shares of beneficial interest	71,885,814	8,346,973

TOTAL INCREASE IN NET ASSETS	89,259,509	8,495,735

NET ASSETS
Beginning of Period	8,495,735	—
End of Period	$97,755,244	$8,495,735

SHARE ACTIVITY
Shares sold	2,475,000	325,000
Shares redeemed	(125,000)	—
Net increase in shares of beneficial interest outstanding	2,350,000	325,000

*	Commencement of Operations was October 2, 2023.

See accompanying notes which are an integral part of these financial statements.

Zacks Earnings Consistent Portfolio ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The		For The	For The
	Period Ended		Year Ended		Year Ended	Period Ended
	November 30, 2024 **		January 31, 2024		January 31, 2023	January 31, 2022 *
Net asset value, beginning of period	$26.57		$23.73		$25.40	$25.00
Activity from investment operations:
Net investment income (1)	0.23		0.28		0.27	0.08
Net realized and unrealized gain (loss) on investments (4)	5.40		2.74		(1.74)	0.35
Total from investment operations	5.63		3.02		(1.47)	0.43
Less distributions from:
Net investment income	—		(0.19)		(0.21)	(0.03)
Total distributions	—		(0.19)		(0.21)	(0.03)
Capital Share Transaction fees (Note 7)	0.01		0.01		0.01	0.00
Net asset value, end of period	$32.21		$26.57		$23.73	$25.40
Total return (2)	21.23	% (6)	12.79	% (7)	(5.72)%	1.71	% (6)
Net assets, at end of period (000s)	$203,056		$91,102		$22,640	$11,531
Ratio of gross expenses to average net assets	0.66	% (5)	0.89%		1.93%	3.93	% (5)
Ratio of net expenses to average net assets	0.55	% (5)	0.55%		0.55%	0.55	% (5)
Ratio of net investment income to average net assets	0.95	% (5)	1.11%		1.15%	0.71	% (5)
Portfolio Turnover Rate (3)	19	% (6)	18%		14%	6	% (6)

*	Commencement of Operations was August 23, 2021.

**	For the period February 1, 2024 to November 30, 2024. Effective February 1, 2024, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

Zacks Small/Mid Cap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The	For The
	Year Ended	Period Ended
	November 30, 2024	November 30, 2023 *
Net asset value, beginning of period	$26.14	$25.00
Activity from investment operations:
Net investment income (1)	0.23	0.03
Net realized and unrealized gain on investments (4)	10.17	1.09
Total from investment operations	10.40	1.12
Less distributions from:
Net investment income	(0.02)	—
Total distributions	(0.02)	—
Capital Share Transaction fees (Note 7)	0.02	0.02
Net asset value, end of period	$36.54	$26.14
Total return (2)	39.88%	4.56	% (6)
Net assets, at end of period (000s)	$97,755	$8,496
Ratio of gross expenses to average net assets	0.87%	11.88	% (5)
Ratio of net expenses to average net assets	0.55%	0.55	% (5)
Ratio of net investment income to average net assets	0.71%	0.72	% (5)
Portfolio Turnover Rate (3)	103%	3	% (6)

*	Commencement of Operations was October 2, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating values of the Fund’s portfolio.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2024

1.	ORGANIZATION

The Zacks Earnings Consistent Portfolio ETF (“ZECP”) and the Zacks Small/Mid Cap ETF (“SMIZ”) (each a “Fund” and collectively the “Funds” or “Zacks ETFs”) are each a diversified series of shares of beneficial interest in the Zacks Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 14, 2018, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ZECP seeks to provide long-term total returns and minimize capital loss. SMIZ seeks to generate positive risk-adjusted returns. ZECP commenced operations on August 23, 2021 and SMIZ commenced operations on October 2, 2023.

Effective February 1, 2024, ZECP has changed its fiscal year-end from January 31 to November 30 for operational efficiencies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”) of the Trust. The Board has delegated execution of these procedures to Zacks Investment Management, Inc. (the Advisor”) as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2024, for each Fund’s assets and liabilities measured at fair value:

Zacks Earnings Consistent Portfolio ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$200,762,680	$—	$—	$200,762,680
Total	$200,762,680	$—	$—	$200,762,680

Zacks Small/Mid Cap ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$96,162,682	$—	$—	$96,162,682
Total	$96,162,682	$—	$—	$96,162,682

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

In accordance with each Fund’s investment objectives, each Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Equity Securities Risk – Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

Large-Cap Securities Risk – Stocks of large companies as a group can fall out of favor with the market, causing the Funds to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small and Medium Cap Securities Risk – The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Quantitative Model Risk – Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Funds to achieve their objective.

Management Risk – The Funds are subject to management risk because they are each an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Funds invest may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Market Risk – Market risk refers to the possibility that the value of securities held by the Funds may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. Each Fund’s performance per share will change daily in response to such factors.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Real Estate Investment Trusts (‘REITs”) – The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statement of Operations. During the period ended November 30, 2024, the Funds did not incur any tax-related interest or penalties. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended January 31, 2022, to January 31, 2024, and November 2023, or expected to be taken in the Funds’ November 30, 2024 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal and Delaware state, however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period/year ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), for the Funds were as follows:

Ticker Symbol	Purchases	Sales
ZECP	$28,608,085	$27,624,555
SMIZ	$51,731,217	$52,357,336

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

For the period/year ended November 30, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
ZECP	$98,093,227	$15,960,734
SMIZ	$75,354,153	$3,878,744

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Advisor serves as investment advisor to the Funds. Pursuant to an Advisory Agreement with the Trust, under the oversight of the Board, the Advisor manages the investment and reinvestment of each Funds’ assets. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.44% of each Fund’s respective average daily net assets. For the year/period ended November 30, 2024, ZECP and SMIZ incurred $526,186 and $219,474, respectively, in advisory fees.

Pursuant to an Operating Expenses Limitation Agreement (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2025 for ZECP and April 1, 2026 for SMIZ, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) do not exceed 0.55%. For the year/period ended November 30, 2024, the Advisor waived fees of $135,556 and $159,846 for ZECP and SMIZ, respectively.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and each Fund’s operating expenses are subsequently lower than its respective expense limitation, the Advisor shall be entitled to reimbursement by the applicable Fund provided that such reimbursement does not cause each Fund’s operating expenses to exceed the expense limitation. The Advisor is permitted to receive reimbursement from each Fund for fees it waived and each Fund’s expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of management fees and/or expenses. This Waiver Agreement can be terminated only by, or with the consent, of the Board.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

As of November 30, 2024, the Advisor has $602,152 and $220,560 for ZECP and SMIZ, respectively, of waived fees within 3 years of reimbursement that may be recovered by the following dates:

Fund	January 31, 2025	January 31, 2026	January 31, 2027	November 30, 2027	Total
ZECP	$83,584	$196,824	$186,188	$135,556	$602,152

	November 30, 2026	November 30, 2027	Total
SMIZ	$60,714	$159,846	$220,560

Northern Lights Distributors, LLC, (the “Distributor”), is the distributor for the shares of the Funds. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares for the Funds.

The Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets. No distribution or service fees are currently paid by the Funds, and will not be paid by the Funds unless authorized by the Board. There are no current plans to impose these fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
ZECP	$168,537,300	$33,594,876	$(1,369,496)	$32,225,380
SMIZ	80,801,402	17,060,337	(1,699,057)	15,361,280

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended November 30, 2024, November 30, 2023, January 31, 2024 and January 31, 2023 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
November 30, 2024	Income	Capital Gain	Capital	Total
ZECP	$—	$—	$—	$—
SMIZ	9,090	—	—	9,090

For Fiscal Year Ended	Ordinary	Long-Term	Return of
November 30, 2023	Income	Capital Gain	Capital	Total
SMIZ	$—	$—	$—	$—

For Fiscal Year Ended	Ordinary	Long-Term	Return of
January 31, 2024	Income	Capital Gain	Capital	Total
ZECP	$579,145	$—	$—	$579,145

For Fiscal Year Ended	Ordinary	Long-Term	Return of
January 31, 2023	Income	Capital Gain	Capital	Total
ZECP	$164,525	$—	$—	$164,525

As of November 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
ZECP	$1,175,621	$—	$—	(3,197,383)	32,225,380	$30,203,618
SMIZ	1,415,942	14,662	—	—	15,361,280	16,791,884

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, unrealized depreciation from investments is primarily attributable to the C-Corporation return of capital distributions and the tax deferral of losses on wash sales.

At November 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
ZECP	$2,144,789	$1,052,594	$3,197,383	$—
SMIZ	—	—	—	3,593

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and realized gain (loss) on in-kind redemptions for the year ended November 30, 2024, as follows:

	Paid
	In	Accumulated
Fund	Capital	Deficit
ZECP	$4,546,150	$(4,546,150)
SMIZ	730,573	(730,573)

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Advisor may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Funds for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Funds and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Funds. Transactions in capital shares for each Fund are disclosed in the Statements of Changes in Net Assets.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2024

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for each Fund are listed in the table below:

	Fee for In-Kind and	Maximum Additional Variable
Fund	Cash Purchases	Charge for Cash Purchases*
ZECP	$400	0.40%
SMIZ	$400	0.40%

*	As a percentage of the amount invested.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Zacks ETFs and

Board of Trustees of Zacks Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of Zacks Trust, as of November 30, 2024, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Zacks Earnings Consistent Portfolio ETF	For the period from February 1, 2024 through November 30, 2024, and the year ended January 31, 2024	For the period from February 1, 2024 through November 30, 2024, and the years ended January 31, 2024 and 2023	For the period from February 1, 2024 through November 30, 2024, the years ended January 31, 2024 and 2023, and for the period from August 23, 2021 (commencement of operations) through January 31, 2022
Zacks Small/Mid Cap ETF	For the year ended November 30, 2024	For the year ended November 30, 2024, and for the period from October 2, 2023 (commencement of operations) through November 30, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

January 29, 2025

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

INVESTMENT ADVISOR
Zacks Investment Management, Inc.
10 S. Riverside Plaza, Suite 1600
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

ZACKSETF-A24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE]

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. [Exhibit 99. CERT]

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto [Exhibit 99.906CERT]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Zacks Trust

By (Signature and Title)

/s/ Mitch Zacks

     Mitch Zacks, Principal Executive Officer/President

Date	2/07/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Mitch Zacks

     Mitch Zacks, Principal Executive Officer/President

Date	2/07/25

By (Signature and Title)

/s/ Donald Ralph

     Donald Ralph, Principal Financial Officer/Treasurer

Date	2/07/25